BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS COMBINATION	BUSINESS COMBINATION
On February 11, 2020, the Company acquired 100% of Care.com, a leading global platform for finding and managing family care, for a total purchase price of $626.9 million, which includes cash consideration of $587.0 million paid by the Company and the settlement of all outstanding vested employee equity awards for $40.0 million paid by Care.com prior to the completion of the acquisition. The Company's purchase accounting is not yet complete and will be finalized in the first quarter of 2021; the determination of the fair value of certain contingent liabilities and acquired tax attributes is preliminary and subject to revision. During the fourth quarter of 2020, the Company completed a preliminary assessment of net operating losses acquired. As a result, the Company revised the purchase price allocation by increasing the fair value of deferred tax assets by $32.1 million and decreasing goodwill by $32.1 million.
The table below summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Care.com
(In thousands)
Cash and cash equivalents	$57,702
Short-term investments	20,000
Accounts receivable	20,213
Other current assets	7,479
Property and equipment	2,894
Goodwill	404,313
Intangible assets	116,800
Deferred income taxes	32,112
Other non-current assets	30,444
Total assets	691,957
Deferred revenue	(13,422)
Other current liabilities	(39,698)
Deferred income taxes	(25,824)
Other non-current liabilities	(26,039)
Net assets acquired	$586,974
The Company acquired Care.com because it is complementary to other marketplace businesses of IAC. The purchase price was based on the expected financial performance of Care.com, not on the value of the net identifiable assets at the time of acquisition. This resulted in a significant portion of the purchase price being attributed to goodwill.
The fair values of the identifiable intangible assets acquired at the date of acquisition are as follows:

	Care.com
	(In thousands)	Useful Life (Years)
Indefinite-lived trade name and trademarks	$59,300	Indefinite
Developed technology	21,200	2
Customer relationships	35,500	2 - 5
Provider relationships	800	4
Total identifiable intangible assets acquired	$116,800
Accounts receivable, other current assets, other non-current assets, other current liabilities and other non-current liabilities of Care.com were reviewed and adjusted to their fair values at the date of acquisition, as necessary. The fair value of deferred revenue was determined using an income approach that utilized a cost to fulfill analysis. The fair values of the trade name and developed technology were determined using an income approach that utilized the relief from royalty methodology. The fair values of customer relationships and provider relationships were determined using an income approach that utilized the excess earnings methodology. The valuations of the intangible assets incorporate significant unobservable inputs and require significant judgment and estimates, including the amount and timing of future cash flows and the determination of royalty and discount rates. The amount attributed to goodwill is not tax deductible.
The financial results of Care.com are included in the Company's financial statements, within the Emerging & Other segment, beginning February 11, 2020. For the year ended December 31, 2020, the Company included $182.4 million of revenue and $31.4 million of net loss in its statement of operations related to Care.com. For the year ended December 31, 2020, the net loss of Care.com reflects a reduction in revenue of $17.3 million due to the write-off of deferred revenue due to purchase accounting fair value adjustments and $16.7 million in transaction-related costs, including severance.
Unaudited pro forma financial information
The unaudited pro forma financial information in the table below presents the results of the Company and Care.com as if this acquisition had occurred on January 1, 2019. The unaudited pro forma financial information includes adjustments required under the acquisition method of accounting and is presented for informational purposes only and is not necessarily indicative of the results that would have been achieved had the acquisition occurred on January 1, 2019. For the year ended December 31, 2020, pro forma adjustments include a reduction in transaction related costs (including stock-based compensation expense of $40.0 million related to the acceleration of vesting of outstanding employee equity awards) of $72.8 million because they are one-time in nature and will not have a continuing impact on operations and an increase in revenue of $17.1 million related to deferred revenue written off as a part of the acquisition. For the year ended December 31, 2019, pro forma adjustments include an increase in amortization of intangibles of $25.9 million and a decrease in revenue of $11.1 million related to the deferred revenue written off as a part of the acquisition.

	Years Ended December 31,
	2020	2019
	(In thousands, except per share data)
Revenue	$2,807,633	$2,708,423
Net earnings from continuing operations	$317,073	$41,844
Basic earnings per share from continuing operations	$3.72	$0.37
Diluted earnings per share from continuing operations	$3.50	$0.37
Net earnings (loss) attributable to IAC shareholders	$296,933	$(16,926)
Basic earnings (loss) per share attributable to IAC shareholders	$3.48	$(0.20)
Diluted earnings (loss) per share attributable to IAC shareholders	$3.26	$(0.20)